Borrowing costs (Tables)	12 Months Ended
Dec. 31, 2017
Borrowing costs [abstract]
Disclosure of rates and costs for capitalized interest of property, plant and equipment [Text Block]
The rates and costs for capitalized interest of property, plant and equipment are detailed as follows:

	12/31/2017	12/31/2016

Capitalization rate of costs for capitalized interest, property, plant and equipment	4%	4%

Amount of costs for interest capitalized in ThUS$	4,382	5,406